Convertible Preferred Stock, Common Stock and Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Convertible Preferred Stock, Common Stock and Stockholders’ Equity

8. Total Equity

Preferred Stock

Pursuant to the Second Amended and Restated Certificate of Incorporation filed on September 19, 2023 (“the Amended Articles”), the Company is authorized to issue a total of 1,000,000 shares of preferred stock, par value $0.0001 per share. As of March 31, 2025 and December 31, 2024, there were no shares of preferred stock outstanding.

Common Stock

Pursuant to the Amended Articles, the Company is authorized to issue 330,000,000 shares of common stock, par value $0.0001 per share, of which 312,000,000 shares are designated as Voting Common Stock (“Common Stock”) and 18,000,000 are designated as Non-Voting Common Stock (the “Non-Voting Common Stock”). As of March 31, 2025 and December 31, 2024, there were 31,792,580 and 20,760,214 shares of common stock issued and outstanding, respectively, and 1,800,000 shares of non-voting common stock outstanding. Since inception to date, no dividends have been declared or paid. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the three months ended March 31, 2025, the Company issued 2,682,911 shares of common stock through an At The Market Offering, 5,000,000 shares of common stock in connection with the Company’s January Confidentially Marketed Public Offering, 3,325,000 shares of common stock in connection with the Company’s March Registered Direct Offering and Concurrent Private Placement, and 24,455 shares of common stock pursuant to a release of Restricted Stock Units.

During the three months ended March 31, 2024, the Company issued 5,000 shares of common stock in lieu of cash for certain marketing services (see Note 11), 13,875 shares of common stock in lieu of cash for payment of a commitment fee related to the Company’s SEPA agreement (see Note 11), and 1,581 shares of common stock issued to a stockholder as a result of the FLAG Merger.

As of March 31, 2025 and December 31, 2024, common stock reserved for future issuance consisted of the following:

	March 31, 2025	December 31, 2024
Common stock warrants outstanding	20,256,808	10,923,158
Common stock options issued and outstanding	910,054	918,759
Restricted stock units vested and unreleased	—	24,455
Shares available for future issuance under the 2023 Equity Incentive Plan	94,595	88,898
Shares reserved under the 2023 Employee Stock Purchase Plan	393,781	393,781
	21,655,238	12,349,051

April Public Offering

On April 18, 2024, in connection with the April Public Offering, the Company sold an aggregate of 1,323,250 Common Stock Units and 196,500 Pre-Funded Warrant (“PFW”) Units at an effective combined purchase price of $4.00 per Common Stock Unit or PFW Unit.

Each Common Stock Unit consists of: (i) one share of the Company’s voting common, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

Each PFW Unit consists of: (i) a pre-funded warrant to purchase one share of common stock, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

The Company issued the Placement Agent common stock warrants to purchase up to 75,988 shares of Common Stock. See further warrant details below.

May Inducement Offer

On May 31, 2024, following the closing of the May Inducement Offer, warrant holders immediately exercised some or all of their respective outstanding Series B Warrants and Series C Warrants to purchase up to an aggregate of 1,069,800 shares of the Company’s Common Stock, Series B-1 Warrants to purchase up to 267,300 shares of Common Stock and Series C-1 Warrants to purchase up to 802,500 shares of Common Stock, at a reduced exercise price of $2.00. In consideration for the immediate exercise of some or all of the Existing Warrants for cash, the Company agreed to issue unregistered new Series D Warrants to purchase up to 1,069,800 shares of Common Stock.

The Company accounted for the exercise price decrease of the Existing Warrants as a modification. Based on the nature of the modification (i.e., reduction in exercise price to induce exercise and raise additional capital), the modification was accounted for as an equity issuance cost on the date the offer was accepted by the Holders, calculated as the excess fair value of the modified warrants post modification.

The Company issued the Placement Agent common stock warrants to purchase up to 53,490 shares of common stock. See further warrant details below.

Subscription Agreement

On July 26, 2024, the Board of Directors of the Company approved a Subscription Agreement dated July 28, 2024 entered with an accredited investor, a related-party. Pursuant to the Agreement, the Company sold to the Investor and the Investor purchased, (i) 698,812 shares of Common Stock at a purchase price of $1.431 per share; and (ii) warrants to purchase 600,000 shares of the Company’s common stock at an exercise price of $1.90, for an aggregate purchase price of $1.0 million.

At the Market Offering

On October 11, 2024, the Company entered into an At The Market Offering Agreement with Ladenburg Thalmann & Co. Inc. (“Ladenburg”), under which the Company may, from time to time, in its sole discretion, issue and sell through Ladenburg, acting as agent or principal, shares of the Company’s common stock, par value $0.0001 per share, initially having an aggregate offering price of up to $5.1 million. Pursuant to the Sales Agreement, Ladenburg may sell the Shares by any method permitted by law deemed to be an “at the market” offering as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). Ladenburg will use commercially reasonable efforts consistent with its normal trading and sales practices to sell the Shares from time to time, based upon instructions from the Company (including any price or size limits or other customary parameters or conditions the Company may impose).

The Company will pay Ladenburg a cash commission of 3.0% of the aggregate gross sales proceeds of shares sold through Ladenburg under the Sales Agreement. The Company also agreed to reimburse Ladenburg for certain specified expenses, including the fees and disbursements of its counsel, in an amount not to exceed $50,000, in addition to certain ongoing disbursements of its legal counsel up to $7,500 in connection with diligence bring downs.

Under the terms of the Sales Agreement, the Company may also sell shares to Ladenburg as principal for its own account at prices agreed upon at the time of sale. If the Company sells shares to Ladenburg as principal, it will enter into a separate terms agreement with Ladenburg in substantially the form attached to the Sales Agreement. The Company is not obligated to sell any shares under the Sales Agreement. The offering of the shares pursuant to the Sales Agreement may be terminated by either the Company or Ladenburg, as permitted therein.

On February 4, 2025, the Company increased the maximum aggregate offering amount of the shares of the Company’s common stock, par value $0.0001 per share issuable under the At The Market Offering Agreement with Ladenburg Thalmann & Co. Inc., dated October 11, 2024, from $5.1 million to $11.2 million, and filed a prospectus supplement under the Sales Agreement for an aggregate of $6.1 million. During the period ended March 31, 2025, the Company sold 2,682,911 shares of common stock for gross proceeds of approximately $2.9 million under the Sales Agreement.

October Public Offering

On October 23, 2024, the Company entered into a Securities Purchase Agreement with certain institutional investors (the “Purchasers”), pursuant to which the Company agreed to issue to the Purchasers, (i) in a registered offering, 2,050,000 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $1.00 per share, and (ii) in a concurrent private placement, Series E common stock purchase warrants to purchase up to 2,050,000 shares of Common Stock (the “Series E Common Warrants”) and Series F common stock purchase warrants to purchase up to 2,050,000 shares of Common Stock (the “Series F Common Warrants” and together with the Series E Common Warrants, the “Common Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “Transactions.”

The closing of the Transactions took place on October 24, 2024. The gross proceeds from the Transactions were approximately $2.1 million, before deducting placement agent fees and other offering expenses payable by the Company and excluding the net proceeds, if any, from the exercise of the Common Warrants or Placement Agent Warrants.

The shares were offered by the Company pursuant to a shelf registration statement on Form S-3 (File No. 333-282456), which was declared effective by the Securities Exchange Commission on October 10, 2024.

The Company issued the Placement Agent common stock warrants to purchase up to 102,500 shares of Common Stock. See further warrant details below.

November Confidentially Marketed Public Offering (CMPO)

On November 14, 2024, the Company entered into a CMPO Agreement with Ladenburg, the “Placement Agent”, pursuant to which the Company agreed to issue in a public offering 4,437,869 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $1.69 per Share. The closing of the offering took place on November 15, 2024. The gross proceeds from the offering were approximately $7.5 million, before deducting placement agent fees and other offering expenses payable by the Company and excluding the net proceeds, if any, from the exercise of the Placement Agent Warrants.

The Company issued the Placement Agent common stock warrants to purchase up to 221,893 shares of Common Stock. See further warrant details below.

January Confidentially Marketed Public Offering (CMPO)

On January 9, 2025, the Company entered into a CMPO Agreement with Ladenburg Thalmann & Co. Inc, the “Placement Agent”, pursuant to which the Company agreed to issue and sell in a public offering 5,000,000 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $0.85 per Share. The closing of the offering took place on January 10, 2025. The gross proceeds from the offering were $4.3 million, before deducting placement agent fees and other offering expenses payable by the Company.

The common stock shares were offered by the Company pursuant to a shelf registration statement on Form S-3, which was declared effective by the Securities Exchange Commission on October 10, 2024.

The Company issued the Placement Agent common stock warrants to purchase up to 250,000 shares of Common Stock. See further warrant details below.

March Registered Direct Offering and Concurrent Private Placement

On March 28, 2025, the Company entered into a Securities Purchase Agreement with a single institutional investor, pursuant to which the Company agreed to issue to the Purchaser, (i) in a registered offering, 3,325,000 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $0.65 per Share, (ii) pre-funded warrants ( “PFW”) to purchase up to an aggregate of 2,728,000 shares of Common Stock at a purchase price of $0.649 per Pre-funded Warrant and an exercise price of $0.001 per share (the “Pre-funded Warrant Shares”) and (iii) in a concurrent private placement, Series G common stock purchase warrants to purchase up to 6,053,000 shares of Common Stock (the “Series G Common Warrants” or the “Common Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “March Registered Direct Offering and Concurrent Private Placement”.

The Shares, the PFW, and the PFW Shares were offered by the Company pursuant to a shelf registration statement on Form S-3 (File No. 333-284229), which was declared effective by the Securities Exchange Commission on February 7, 2025. The Series G Warrants and the Warrant Shares were issued in a concurrent private placement and without registration under the Securities Act, and in reliance on the exemption provided in Section 4(a)(2) under the Securities Act and Regulation D promulgated thereunder.

The Company issued the Placement Agent common stock warrants to purchase up to 302,650 shares of Common Stock. See further warrant details below.

Nova Cell Investment

On July 26, 2024, the Board of Directors of the Company acknowledged a strategic investment of approximately $2.0 million by an accredited investor, a related-party, into Nova Cell, a subsidiary of the Company, in exchange for the issuance of 7,500,000 shares of Nova Cell’s shares of common stock to the Investor, representing 25% of Nova Cell’s current fully-diluted capitalization.

Warrants

As of March 31, 2025 and December 31, 2024, the Company has outstanding warrants to purchase 20,256,808 and 10,923,158 shares of Common Stock, respectively, consisting of the following:

	March 31, 2025	December 31, 2024
Private Warrants to purchase Common Stock	191,217	191,217
Public Warrants to purchase Common Stock	1,150,000	1,150,000
Warrants to purchase Restricted Shares	640,000	640,000
Placement Agent Warrants to purchase Common Stock	1,006,521	453,871
Series A Warrants to purchase Common Stock	1,051,635	1,051,635
Series B Warrants to purchase Common Stock	689,335	689,335
Series B-1 Warrants to purchase Common Stock	762,300	762,300
Series C-1 Warrants to purchase Common Stock	815,000	815,000
Series D Warrants to purchase Common Stock	1,069,800	1,069,800
Series E Warrants to purchase Common Stock	2,050,000	2,050,000
Series F Warrants to purchase Common Stock	2,050,000	2,050,000
Series G Warrants to purchase Common Stock	6,053,000	—
Pre-Funded Series G Warrants to purchase Common Stock	2,728,000	—
	20,256,808	10,923,158

Private Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed 1,912,514 private warrants to purchase common stock with an exercise price of $11.50 per share (the “Private Warrants”). The Private Warrants (and shares of common stock issued or issuable upon exercise of the Private Warrants) in general, will not be transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by us so long as they are held by the Sponsor, Metric or their respective permitted transferees. Otherwise, the Private Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Warrants are held by holders other than the Company’s sponsor, Metric or their respective permitted transferees, the Private Warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

As of March 31, 2025 and December 31, 2024, Private Warrants to purchase 191,217 of Common Stock remain outstanding.

Public Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed 1,150,000 public warrants to purchase common stock with an exercise price of $115.00 per share (the “Public Warrants”). The Public Warrants became exercisable 30 days after the closing of the FLAG Merger. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.01 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $180.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis.

The Company accounts for the Public Warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon the closing of the FLAG Merger. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

On October 17, 2024, the Company received notice from the NYSE that the Company’s Public Warrants to purchase common stock are no longer suitable for listing pursuant to Section 1001 of the NYSE American Company Guide due to the low trading price of such public warrants, and that the NYSE Regulation has determined to commence proceedings to delist the public warrants. The Public Warrants may be traded on the OTC Pink Marketplace under the symbol CLDWW.

As of March 31, 2025 and December 31, 2024, Public Warrants to purchase 1,150,000 shares of Common Stock remained outstanding.

Warrants to Purchase Restricted Shares

On February 21, 2024, in connection with a settlement agreement (see Note 11), the Company issued an additional 40,000 warrants to purchase Restricted Shares which (i) has an exercise price equal to $13.20; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On July 26, 2024, pursuant to a subscription agreement entered into with an accredited investor, a related-party (see Note 11), the Company sold to the investor warrants to purchase 600,000 shares of the Company’s common stock, which (i) have an exercise price equal to $1.90 per share; and (ii) are exercisable for 3 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

As of March 31, 2025 and December 31, 2024, non-series warrants to purchase 640,000 shares of Common Stock remained outstanding.

Placement Agent Warrants

On April 18, 2024, in connection with the closing of the April Public Offering, the Company issued to the placement agent warrants to purchase up to 75,988 shares of Common Stock, which (i) have an exercise price equal to $6.60 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On June 3, 2024, in connection with the closing of the May Inducement Offer, the Company issued to the placement agent warrants to purchase up to 53,490 shares of Common Stock, which (i) have an exercise price equal to $3.75 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On October 23, 2024, in connection with the October Public Offering, the Company issued to the placement agent warrants to purchase up to 102,500 shares of Common Stock, which (i) have an exercise price equal to $1.25 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

On November 14, 2024, in connection with the November CMPO, the Company issued to the placement agent warrants to purchase up to 221,893 shares of Common Stock, which (i) have an exercise price equal to $2.11 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

On January 9, 2025, in connection with the January CMPO, the Company issued to the placement agent warrants to purchase up to 250,000 shares of Common Stock, which (i) have an exercise price equal to $1.0625 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

On March 28, 2025, in connection with the March Registered Direct Offering and Concurrent Private Placement, the Company issued to the placement agent warrants to purchase up to 302,650 shares of Common Stock, which (i) have an exercise price equal to $0.8125 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

As of March 31, 2025 and December 31, 2024, placement agent warrants to purchase a total of 1,006,521 and 453,871 shares of Common Stock, respectively, remained outstanding.

Series A Warrants

On April 18, 2024, in connection with the closing of the April Public Offering, the Company issued Series A warrants to purchase 1,519,750 shares of Common Stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 7), the Company issued additional Series A warrants to purchase 256,885 shares of Common Stock. The Series A Warrants have (i) an exercise price equal to $6.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Pursuant to the Reverse Stock Split effected July 15, 2024, the exercise price of the Series A warrants was reset to $1.52 per share, effective July 22, 2024.

During the year ended December 31, 2024, Series A warrants to purchase 725,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $1.1 million.

As of March 31, 2025 and December 31, 2024, Series A warrants to purchase 1,051,635 shares of common stock remained outstanding.

Series B Warrants

On April 18, 2024, in connection with the closing of the April Public Offering, the Company issued Series B warrants to purchase 1,519,750 shares of common stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 7), the Company issued additional Series B warrants to purchase 256,885 shares of common stock. The Series B Warrants have (i) an exercise price equal to $6.00 per share; and (ii) are exercisable for 1 year after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Series B warrants to purchase 267,300 shares of common stock were exercised at a reduced exercise price of $2.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series B warrant exercises, the Company received gross proceeds of approximately $0.5 million.

Pursuant to the Reverse Stock Split effected July 15, 2024, the exercise price of the Series B warrants was reset to $1.52 per share, effective July 22, 2024.

During the year ended December 31, 2024, Series B warrants to purchase 820,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $1.2 million.

As of March 31, 2025 and December 31, 2024, Series B warrants to purchase 689,335 shares of common stock remained outstanding.

Series B-1 Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer, the Company issued Series B-1 warrants to purchase 267,300 shares of common stock, which (i) have an exercise price equal to $2.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Pursuant to the Reverse Stock Split effected July 15, 2024, the exercise price of the Series B-1 warrants was reset to $1.52 per share, effective July 22, 2024.

During the year ended December 31, 2024, pursuant to the terms of the Series B Warrants, the Company issued Series B-1 warrants to purchase 820,000 shares of common stock which (i) have an exercise price equal to $1.52 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series B-1 warrants to purchase 325,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $0.5 million.

As of March 31, 2025 and December 31, 2024, Series B-1 warrants to purchase 762,300 shares of common stock remained outstanding.

Series C-1 Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer, the Company issued Series C-1 warrants to purchase 802,500 shares of common stock, which (i) have an exercise price equal to $2.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series C-1 warrants to purchase 50,000 shares of common stock were exercised at $2.00 per share and the Company received gross proceeds of approximately $0.1 million.

Pursuant to the Reverse Stock Split effected July 15, 2024, the exercise price of the Series C-1 warrants was reset to $1.52 per share, effective July 22, 2024.

During the year ended December 31, 2024, pursuant to the terms of the Series C Warrants, the Company issued Series C-1 warrants to purchase 637,500 shares of common stock which (i) have an exercise price equal to $1.52 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series C-1 warrants to purchase 575,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $0.9 million.

As of March 31, 2025 and December 31, 2024, Series C-1 warrants to purchase 815,000 shares of common stock remained outstanding.

Series D Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer, the Company issued Series D warrants to purchase 1,069,800 shares of common stock, which (i) have an exercise price equal to $3.00 per share; and (ii) are exercisable for 5.5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. The Series D Warrants were issued as additional consideration to the Holders as part of the May Inducement Offer. The fair value of the Series D Warrants totaling $1.7 million was recorded as a deemed dividend to the warrant holders, and accordingly was treated as a reduction from total loss attributable to common stockholders in the calculations of net loss per share in the unaudited condensed consolidated statements of operations.

Pursuant to the Reverse Stock Split effected July 15, 2024, the exercise price of the Series D warrants was reset to $1.52 per share, effective July 22, 2024.

As of March 31, 2025 and December 31, 2024, Series D warrants to purchase 1,069,800 shares of common stock remained outstanding.

Series E Warrants

On October 23, 2024, in connection with the October Public Offering, the Company issued Series E warrants to purchase 2,050,000 shares of common stock, which (i) have an exercise price equal to $1.13 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 1 year anniversary of the initial exercise date, subject to the terms set forth in such warrant.

As of March 31, 2025 and December 31, 2024, Series E warrants to purchase 2,050,000 shares of common stock remained outstanding.

Series F Warrants

On October 23, 2024, in connection with the October Public Offering, the Company issued Series F warrants to purchase 2,050,000 shares of common stock, which (i) have an exercise price equal to $1.13 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of the initial exercise date, subject to the terms set forth in such warrant.

As of March 31, 2025 and December 31, 2024, Series F warrants to purchase 2,050,000 shares of common stock remained outstanding.

Series G Warrants

On March 28, 2025, in connection with the March Registered Direct Offering and Concurrent Private Placement, the Company issued Series G warrants to purchase 6,053,000 shares of common stock, which (i) have an exercise price equal to $0.6954 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the seven and a half year anniversary of the initial exercise date, subject to the terms set forth in such warrant.

As of March 31, 2025, Series G warrants to purchase 6,053,000 shares of common stock remained outstanding. There were no such warrants as of December 31, 2024.

Pre-funded Series G Warrants

On March 28, 2025, in connection with the March Registered Direct Offering and Concurrent Private Placement, the Company issued Pre-Funded Series G warrants to purchase 2,728,000 shares of common stock, which (i) have a purchase price of $0.649 per share; (ii) have an exercise price equal to $0.001 per share; and (iii) remain valid and exercisable until all the Pre-funded Warrants are exercised in full, subject to the terms set forth in such warrant.

As of March 31, 2025, Pre-funded Series G warrants to purchase 2,728,000 shares of common stock remained outstanding. There were no such warrants as of December 31, 2024.

The following table summarizes the Company’s aggregate warrant activity for the three months ended March 31, 2025.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2025	10,923,158	$15.43	3.63
Issued	9,333,650	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding at March 31, 2025	20,256,808	$8.64	4.13

The following table summarizes the Company’s aggregate warrant activity for the three months ended March 31, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	1,341,217	$115.00	4.72
Issued	40,000	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding at March 31, 2024	1,381,217	$112.10	4.47

8. Convertible Preferred Stock, Common Stock and Stockholders’ Equity

Preferred Stock

Pursuant to the Second Amended and Restated Certificate of Incorporation filed on September 19, 2023, as amended (“the Amended Articles”), the Company is authorized to issue a total of 1,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2024 and 2023, there were no shares of preferred stock outstanding.

Convertible Preferred Stock

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock, including the Series B Convertible Preferred stock classified as a liability which were completed as to the Series B financing, were converted to Calidi common stock pursuant to the conversion provisions and were no longer outstanding as of December 31, 2024 and 2023.

Common Stock

Pursuant to the Second Amended and Restated Certificate of Incorporation, the Company is authorized to issue 330,000,000 shares of common stock, par value $0.0001 per share, of which 312,000,000 shares are designated as Voting Common Stock (“Common Stock”) and 18,000,000 are designated as Non-Voting Common Stock (the “Non-Voting Common Stock”). As of December 31, 2024 and December 31, 2023, there were 20,760,214 and 3,552,223 shares of common stock issued and outstanding, respectively, and 1,800,000 shares of non-voting common stock outstanding. Since inception to date, no dividends have been declared or paid. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the year ended December 31, 2024, the Company issued 174,997 shares of common stock in lieu of cash for certain services (see Note 11), 13,875 shares of common stock in lieu of cash for payment of a commitment fee related to the Company’s SEPA agreement (see Note 11), 1,581 shares of common stock issued to a stockholder as a result of the FLAG Merger (see Note 1), 1,323,250 shares of common stock shares issued in connection with the Company’s April Offering (see Note 1), 2,120,741 shares of common stock pursuant to Convertible Notes conversion (see Note 7), 1,069,800 shares of common stock issued in connection with the Company’s May Inducement Offer (see Note 1), 3,082,500 shares of common stock from exercises of warrants (see Note 8), 196,500 shares of common stock from exercises of pre-funded warrants (see Note 8), 20,000 shares of common stock issued for a legal settlement (see Note 11), 79,438 shares of common stock for reverse stock split fractional shares (see Note 1), 698,812 shares of common stock issued pursuant to a subscription agreement entered into with a related-party (see Note 11), 2,050,000 shares of common stock issued in connection with a October Public Offering (see Note 1), 1,900,173 shares of common stock issued in through At The Market Offering (see Note 1), 4,437,869 shares of common stock issued in connection with a November Public Offering (see Note 1), and 38,455 shares of common stock issued pursuant to a release of Restricted Stock Units.

During the year ended December 31, 2023, the Company issued 718,574 shares of common stock in connection with the conversion of convertible preferred stock (see above), 4,282 shares of common stock with term notes as interest paid in kind and other (see Note 8), 155 shares of common stock in lieu of cash per legal settlement agreement, 19,773 shares of common stock from exercises of stock options (see Note 8), 38,782 shares of common stock for Calidi debt settlement in connection with the FLAG Merger (see Note 8), 4,683 shares of common stock for Calidi deferred compensation settlement in connection with the FLAG Merger (see Note 11), 130,682 shares of common stock issued to Non-Redemption and PIPE Agreement Investor in connection with FLAG Merger, 100,000 shares of common stock under the Forward Purchase Agreement in connection with FLAG Merger, and 1,676,919 shares of common stock issued to Calidi stockholders as result of FLAG Merger.

As of December 31, 2024 and 2023, common stock reserved for future issuance consisted of the following:

	December 31, 2024	December 31, 2023
Common stock warrants outstanding	10,923,158	1,341,216
Common stock options issued and outstanding	918,759	787,087
Restricted stock units vested and unreleased	24,455	4,022
Shares available for future issuance under the 2023 Equity Incentive Plan	88,898	360,459
Shares reserved under the 2023 Employee Stock Purchase Plan	393,781	393,781
	12,349,051	2,886,565

April Public Offering

On April 18, 2024, in connection with the April Public Offering (see Note 1), the Company sold an aggregate of 1,323,250 Common Stock Units and 196,500 Pre-Funded Warrant (“PFW”) Units at an effective combined purchase price of $4.00 per Common Stock Unit or PFW Unit.

Each Common Stock Unit consists of: (i) one share of the Company’s voting common, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

Each PFW Unit consists of: (i) a pre-funded warrant to purchase one share of common stock, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

The Company issued the Placement Agent common stock warrants to purchase up to 75,988 shares of Common Stock. See further warrant details below.

May Inducement Offer

On May 31, 2024, following the closing of the May Inducement Offer (see Note 1), warrant holders immediately exercised some or all of their respective outstanding Series B Warrants and C Warrants to purchase up to an aggregate of 1,069,800 shares of the Company’s Common Stock, Series B-1 Warrants to purchase up to 267,300 shares of Common Stock and Series C-1 Warrants to purchase up to 802,500 shares of Common Stock, at a reduced exercise price of $2.00. In consideration for the immediate exercise of some or all of the Existing Warrants for cash, the Company agreed to issue unregistered new Series D Warrants to purchase up to 1,069,800 shares of Common Stock.

The Company accounted for the exercise price decrease of the Existing Warrants as a modification. Based on the nature of the modification (i.e., reduction in exercise price to induce exercise and raise additional capital), the modification was accounted for as an equity issuance cost on the date the offer was accepted by the Holders, calculated as the excess fair value of the modified warrants post modification.

The Company issued the Placement Agent common stock warrants to purchase up to 53,490 shares of common stock. See further warrant details below.

Subscription Agreement

On July 26, 2024, the Board of Directors of the Company approved a Subscription Agreement dated July 28, 2024 entered with an accredited investor, a related-party (see Note 1). Pursuant to the Agreement, the Company sold to the Investor and the Investor purchased, (i) 698,812 shares of Common Stock at a purchase price of $1.431 per share; and (ii) warrants to purchase 600,000 shares of the Company’s common stock at an exercise price of $1.90, for an aggregate purchase price of $1.0 million.

At The Market Offering Agreement

On October 11, 2024, the Company entered into an At The Market Offering Agreement (the “Sales Agreement”) with Ladenburg Thalmann & Co. Inc. (“Ladenburg”), under which the Company may, from time to time, in its sole discretion, issue and sell through Ladenburg, acting as agent or principal, shares of the Company’s common stock, par value $0.0001 per share, initially having an aggregate offering price of up to $5.1 million. Pursuant to the Sales Agreement, Ladenburg may sell the Shares by any method permitted by law deemed to be an “at the market” offering as defined in Rule 415 under the Securities Act of 1933, as amended. Ladenburg will use commercially reasonable efforts consistent with its normal trading and sales practices to sell the Shares from time to time, based upon instructions from the Company (including any price or size limits or other customary parameters or conditions the Company may impose).

The Company will pay Ladenburg a cash commission of 3.0% of the aggregate gross sales proceeds of shares sold through Ladenburg under the Sales Agreement. The Company also agreed to reimburse Ladenburg for certain specified expenses, including the fees and disbursements of its counsel, in an amount not to exceed $50,000, in addition to certain ongoing disbursements of its legal counsel up to $7,500 in connection with diligence bring downs.

Under the terms of the Sales Agreement, the Company may also sell shares to Ladenburg as principal for its own account at prices agreed upon at the time of sale. If the Company sells shares to Ladenburg as principal, it will enter into a separate terms agreement with Ladenburg in substantially the form attached to the Sales Agreement. The Company is not obligated to sell any shares under the Sales Agreement. The offering of the shares pursuant to the Sales Agreement may be terminated by either the Company or Ladenburg, as permitted therein.

On February 4, 2025, the Company increased the maximum aggregate offering amount of the shares of the Company’s common stock, par value $0.0001 per share issuable under the At The Market Offering Agreement with Ladenburg Thalmann & Co. Inc., dated October 11, 2024, from $5.1 million to $11.2 million, and filed a prospectus supplement under the Sales Agreement for an aggregate of $6.1 million (see Note 12). Prior to February 4, 2025, the Company sold shares of Common Stock having an aggregate sales price of approximately $5.0 million under the Sales Agreement, including $3.2 million in 2024. Subsequent to December 31, 2024, the Company sold 2,682,911 shares of common stock for gross proceeds of approximately $2.9 million under the Sales Agreement.

October Public Offering

On October 23, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (the “Purchasers”), pursuant to which the Company agreed to issue to the Purchasers, (i) in a registered offering, 2,050,000 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $1.00 per share, and (ii) in a concurrent private placement, Series E common stock purchase warrants to purchase up to 2,050,000 shares of Common Stock (the “Series E Common Warrants”) and Series F common stock purchase warrants to purchase up to 2,050,000 shares of Common Stock (the “Series F Common Warrants” and together with the Series E Common Warrants, the “Common Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “Transactions.”

The closing of the Transactions took place on October 24, 2024. The gross proceeds from the Transactions were approximately $2.1 million, before deducting placement agent fees and other offering expenses payable by the Company and excluding the net proceeds, if any, from the exercise of the Common Warrants or Placement Agent Warrants (as defined below).

The shares were offered by the Company pursuant to a shelf registration statement on Form S-3 (File No. 333-282456), which was declared effective by the Securities Exchange Commission on October 10, 2024.

The Company issued the Placement Agent common stock warrants to purchase up to 102,500 shares of Common Stock. See further warrant details below.

November Public Offering

On November 14, 2024, the Company entered into a Placement Agency Agreement with Ladenburg (the “Placement Agent”), pursuant to which the Company agreed to issue in a public offering 4,437,869 shares of the Company’s common stock (the “Shares”), par value $0.0001 per share (“Common Stock”), at a purchase price of $1.69 per Share.

The closing of the offering took place on November 15, 2024. The gross proceeds from the offering were approximately $7.5 million, before deducting placement agent fees and other offering expenses payable by the Company and excluding the net proceeds, if any, from the exercise of the Placement Agent Warrants.

The Shares were offered by the Company pursuant to a shelf registration statement on Form S-3, which was declared effective by the Securities Exchange Commission on October 10, 2024.

The Company issued the Placement Agent common stock warrants to purchase up to 221,893 shares of Common Stock. See further warrant details below.

Nova Cell Investment

On July 26, 2024, the Board of Directors of the Company acknowledged a strategic investment of approximately $2.0 million by an accredited investor, a related-party, into Nova Cell, a subsidiary of the Company, in exchange for the issuance of 7,500,000 shares of Nova Cell’s shares of common stock to the Investor, representing 25% of Nova Cell’s current fully-diluted capitalization.

Warrants

As of December 31, 2024 and 2023, the Company has outstanding warrants to purchase 10,923,158 and 1,341,217 shares of Common Stock, respectively, consisting of the following:

	December 31, 2024	December 31, 2023 (1)
Private Warrants to purchase Common Stock	191,217	191,217
Public Warrants to purchase Common Stock	1,150,000	1,150,000
Warrants to purchase Restricted Shares	640,000	—
Placement Agent Warrants to purchase Common Stock	453,871	—
Series A Warrants to purchase Common Stock	1,051,635	—
Series B Warrants to purchase Common Stock	689,335	—
Series B-1 Warrants to purchase Common Stock	762,300	—
Series C-1 Warrants to purchase Common Stock	815,000	—
Series D Warrants to purchase Common Stock	1,069,800	—
Series E Warrants to purchase Common Stock	2,050,000	—
Series F Warrants to purchase Common Stock	2,050,000	—
	10,923,158	1,341,217

(1)	Retrospectively restated for reverse recapitalization.

Private Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed private warrants to purchase 191,217 shares of common stock with an exercise price of $115.00 per share (the “Private Warrants”). The Private Warrants (and shares of common stock issued or issuable upon exercise of the Private Warrants) in general, will not be transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by us so long as they are held by the Sponsor, Metric or their respective permitted transferees. Otherwise, the Private Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Warrants are held by holders other than the Company’s sponsor, Metric or their respective permitted transferees, the Private Warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

As of December 31, 2024 and 2023, Private Warrants to purchase 191,217 of Common Stock remain outstanding.

Public Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed 1,150,000 public warrants to purchase common stock with an exercise price of $115.00 per share. The public warrants became exercisable 30 days after the Closing. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.01 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $180.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis.

The Company accounts for the public warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon the closing of the FLAG Merger. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

On October 17, 2024, the Company received notice from the NYSE that the Company’s Public Warrants to purchase common stock are no longer suitable for listing pursuant to Section 1001 of the NYSE American Company Guide due to the low trading price of such public warrants, and that the NYSE Regulation has determined to commence proceedings to delist the public warrants. The Public Warrants may be traded on the OTC Pink Marketplace under the symbol CLDWW.

As of December 31, 2024 and 2023, Public Warrants to purchase 1,150,000 shares of Common Stock remained outstanding.

Warrants to Purchase Restricted Shares

On February 21, 2024, in connection with a settlement agreement (see Note 11), the Company issued additional warrants to purchase 40,000 Restricted Shares which (i) have an exercise price equal to $13.20 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On July 26, 2024, pursuant to a subscription agreement entered into with an accredited investor, a related-party (see Note 11), the Company sold to the investor warrants to purchase 600,000 shares of the Company’s common stock, which (i) have an exercise price equal to $1.90 per share; and (ii) are exercisable for 3 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

As of December 31, 2024, non-series warrants to purchase 640,000 shares of Calidi common stock remained outstanding. There were no such warrants as of December 31, 2023.

Placement Agent Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued to the placement agent warrants to purchase up to 75,988 shares of Common Stock, which (i) have an exercise price equal to $6.60 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued to the placement agent warrants to purchase up to 53,490 shares of Common Stock, which (i) have an exercise price equal to $3.75 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On October 23, 2024, in connection with the Securities Purchase Agreement (see Note 1), the Company issued to the placement agent warrants to purchase up to 102,500 shares of Common Stock, which (i) have an exercise price equal to $1.25 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

On November 14, 2024, in connection with a Placement Agency Agreement (see Note 1), the Company issued to the placement agent warrants to purchase up to 221,893 shares of Common Stock, which (i) have an exercise price equal to $2.11 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

As of December 31, 2024, placement agent warrants to purchase a total of 453,871 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series A Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued Series A warrants to purchase 1,519,750 shares of Common Stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 8), the Company issued additional Series A warrants to purchase 256,885 shares of Common Stock. The Series A Warrants have (i) an exercise price equal to $6.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series A warrants was reset to $1.52 per share, effective July 22, 2024.

During the year ended December 31, 2024, Series A warrants to purchase 725,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $1.1 million.

As of December 31, 2024, Series A warrants to purchase 1,051,635 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series B Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued Series B warrants to purchase 1,519,750 shares of common stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 7), the Company issued additional Series B warrants to purchase 256,885 shares of common stock. The Series B Warrants have (i) an exercise price equal to $6.00 per share; and (ii) are exercisable for 1 year after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Series B warrants to purchase 267,300 shares of common stock were exercised at a reduced exercise price of $2.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series B warrant exercises, the Company received gross proceeds of approximately $0.5 million.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series B warrants was reset to $1.52 per share, effective July 22, 2024.

During the year ended December 31, 2024, Series B warrants to purchase 820,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $1.2 million.

As of December 31, 2024, Series B warrants to purchase 689,335 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series C Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued Series C warrants to purchase 1,519,750 shares of common stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 7), the Company issued additional Series C warrants to purchase 256,885 shares of common stock. The Series C Warrants have (i) an exercise price equal to $6.00 per share; and (ii) are exercisable for 4 months after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Series C warrants to purchase 802,500 shares of common stock were exercised at a reduced exercise price of $2.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series C warrant exercises, the Company received gross proceeds of approximately $1.6 million.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series C warrants was reset to $1.52 per share, effective July 22, 2024.

During the year ended December 31, 2024, Series C warrants to purchase 637,500 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $1.0 million. 336,635 Series C warrants expired on August 18, 2024.

As of December 31, 2024 no Series C warrants remained outstanding. There were no such warrants as of December 31, 2023.

Series B-1 Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued Series B-1 warrants to purchase 267,300 shares of common stock, which (i) have an exercise price equal to $2.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series B-1 warrants was reset to $1.52 per share, effective July 22, 2024.

During the year ended December 31, 2024, pursuant to the terms of the Series B Warrants, the Company issued Series B-1 warrants to purchase 820,000 shares of common stock which (i) have an exercise price equal to $1.52 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series B-1 warrants to purchase 325,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $0.5 million.

As of December 31, 2024, Series B-1 warrants to purchase 762,300 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series C-1 Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued Series C-1 warrants to purchase 802,500 shares of common stock, which (i) have an exercise price equal to $2.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series C-1 warrants to purchase 50,000 shares of common stock were subsequently exercised at an exercise price of $2.00 per share.

Pursuant to the issuance of common stock per the Series C-1 warrant exercises, the Company received gross proceeds of approximately $0.1 million. Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series C-1 warrants was reset to $1.52 per share, effective July 22, 2024.

During the year ended December 31, 2024, pursuant to the terms of the Series C Warrants, the Company issued Series C-1 warrants to purchase 637,500 shares of common stock which (i) have an exercise price equal to $1.52 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series C-1 warrants to purchase 575,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $0.9 million.

As of December 31, 2024, Series C-1 warrants to purchase 815,000 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series D Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued Series D warrants to purchase 1,069,800 shares of common stock, which (i) have an exercise price equal to $3.00 per share; and (ii) are exercisable for 5.5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. The Series D Warrants were issued as additional consideration to the Holders as part of the May Inducement Offer (see Note 1). The fair value of the Series D Warrants totaling $1.7 million was recorded as a deemed dividend to the warrant holders, and accordingly was treated as a reduction from total loss attributable to common stockholders in the calculations of net loss per share in the consolidated statements of operations.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series D warrants was reset to $1.52 per share, effective July 22, 2024.

As of December 31, 2024, Series D warrants to purchase 1,069,800 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series E Warrants

On October 23, 2024, in connection with the Securities Purchase Agreement with certain institutional investors (see Note 1), the Company issued Series E warrants to purchase 2,050,000 shares of common stock, which (i) have an exercise price equal to $1.13 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 1 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

As of December 31, 2024, Series E warrants to purchase 2,050,000 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series F Warrants

On October 23, 2024, in connection with the Securities Purchase Agreement with certain institutional investors (see Note 1), the Company issued Series F warrants to purchase 2,050,000 shares of common stock, which (i) have an exercise price equal to $1.13 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

As of December 31, 2024, Series F warrants to purchase 2,050,000 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	1,341,217	$115.00	4.72
Issued	14,120,876	—	—
Exercised	(4,202,300)	—	—
Expired	(336,635)	—	—
Outstanding at December 31, 2024	10,923,158	$15.43	3.63

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2023.

	Number of Warrants (1)	Weighted Average Exercise Price (1)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023	168,576	$24.00	7.87
Issued	1,341,217	—	—
Exercised	—	—	—
Converted into Common Stock	(168,576)	—	—
Outstanding at December 31, 2023	1,341,217	$115.00	4.72

(1)	Retrospectively restated for reverse recapitalization.